Taxation	12 Months Ended
Dec. 31, 2020
Taxation [Abstract]
Taxation	Taxation
Tax on the profit or loss for the year comprises current and deferred income tax. Tax is recognized in the Consolidated Statements of Comprehensive Income/(Loss) except to the extent that it relates to items recognized directly in equity.
For the years ended December 31, 2020, 2019 and 2018, the Group filed a consolidated U.S. federal income tax return which included all subsidiaries in which the Company owned greater than 80 percent of the vote and value. For the years ended December 31, 2020, 2019 and 2018, the Group filed certain consolidated state income tax returns which included all subsidiaries in which the Company owned greater than 50 percent of the vote and value. The remaining subsidiaries file separate U.S. tax returns.
Current income tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantially enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized due to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.
Deferred taxes are recognized in Consolidated Statements of Comprehensive Income/(Loss) except to the extent that they relate to items recognized directly in equity or in other comprehensive income.
Amounts recognized in Consolidated Statements of Comprehensive Income/(Loss):

	2020 $000s	2019 $000s	2018 $000s
As of December 31
Income/(loss) for the year	4,568	366,065	(70,659)
Income tax expense/(benefit)	14,401	112,409	2,221
Income/(loss) before taxes	18,969	478,474	(68,438)
Recognized income tax expense/(benefit):

	2020 $000s	2019 $000s	2018 $000s
As of December 31
Federal	21,796	—	2
Foreign	—	—	—
State	—	—	496
Total current income tax expense/(benefit)	21,796	—	498
Federal	(7,349)	83,776	2,034
Foreign	—	—	(311)
State	(46)	28,633	—
Total deferred income tax expense/(benefit)	(7,395)	112,409	1,723
Total income tax expense/(benefit), recognized	14,401	112,409	2,221
The tax expense was $14.4 million, $112.4 million and $2.2 million in 2020, 2019 and 2018 respectively. The decrease in tax expense is primarily the result of the decrease in profit before tax.
Reconciliation of Effective Tax Rate
The Group is primarily subject to taxation in the U.S. A reconciliation of the U.S. federal statutory tax rate to the effective tax rate is as follows:

	2020		2019		2018
As of December 31	$000s	%	$000s	%	$000s	%
Weighted-average statutory rate	3,984	21.00	97,183	21.00	(14,372)	21.00
Effects of state tax rate in U.S.	1,844	9.72	22,111	4.78	(3,267)	4.77
R&D and orphan drug tax credits	(5,642)	(29.74)	(6,321)	(1.37)	(3,268)	4.78
Share-based payment measurement	327	1.73	433	0.09	3,429	(5.01)
Mark-to-market adjustments	919	4.84	3,725	0.80	(3,745)	5.47
Transaction Costs	361	1.91	—	0.00	—	0.00
Interest Expense	(2,258)	(11.91)	1,030	0.22	—	0.00
Executive Compensation	827	4.36	—	0.00	—	0.00
Accretion on preferred shares	—	0.00	—	0.00	22	(0.03)
Deconsolidation adjustments	—	0.00	(13,658)	(2.95)	9,688	(14.16)
Mark-to-market investment in subsidiary	—	0.00	—	0.00	(55)	0.08
Income of partnerships not subject to tax	—	0.00	—	0.00	(78)	0.11
Recognition of deferred tax assets not previously recognized	—	0.00	(6,251)	(1.35)	—	0.00
Current year losses for which no deferred tax asset is recognized	13,948	73.53	14,514	3.14	13,012	(19.01)
Other	91	0.48	(356)	(0.06)	854	(1.25)
	14,401	75.92	112,409	24.29	2,221	(3.25)
The Company is also subject to taxation in the UK but to date no taxable income has been generated in the UK. Changes in corporate tax rates can change both the current tax expense (benefit) as well as the deferred tax expense (benefit).
Deferred Tax Assets and Liabilities
Deferred tax assets have been recognized in the U.S. jurisdiction in respect of the following items:

	2020 $000s	2019 $000s
As of December 31
Operating tax losses	39,901	68,690
Capital loss carryovers	—	2,292
Research credits	10,805	9,931
Share-based payments	5,429	9,711
Deferred revenue	358	1,125
Lease Liability	9,657	10,339
Other temporary differences	2,078	2,117
Deferred tax assets	68,228	104,205
Investment in subsidiaries	(120,676)	(173,069)
ROU asset	(5,491)	(6,115)
Fixed assets	(3,588)	(3,225)
Other temporary differences	(27)	—
Deferred tax liabilities	(129,782)	(182,409)
Deferred tax assets (liabilities), net	(61,554)	(78,204)
Deferred tax liabilities, net, recognized	108,626	115,445

Deferred tax assets, net, recognized	—	(142)
Deferred tax assets (liabilities), net, not recognized	47,072	37,099
We have recognized deferred tax assets related to entities in the U.S. Federal and Massachusetts consolidated return groups due to future reversals of existing taxable temporary differences that will be sufficient to recover the net deferred tax assets. Our remaining deferred tax assets have not been recognized because it is not probable that future taxable profits will be available to support their realizability.
There was movement in deferred tax recognized, which impacted income tax expense by approximately $7.4 million benefit, primarily related to changes in the value of investments. The Company sold a portion of its stock in Karuna during 2020 and was able to partially offset its gains by using various attributes (i.e. net operating losses, research and development credits, etc.) resulting in current tax expense of $21.8 million.
The Company had U.S. federal net operating losses carry forwards (“NOLs”) of approximately $169.7 million, $243.0 million and $238.1 million as of December 31, 2020, 2019 and 2018, respectively, which are available to offset future taxable income. These NOLs expire through 2037 with the exception of $101.9 million which is not subject to expiration. The Company had U.S. Federal research and development tax credits of approximately $3.9 million, $7.4 million and $6.7 million as of December 31, 2020, 2019 and 2018, respectively, which are available to offset future taxes that expire at various dates through 2040. The Company also had Federal Orphan Drug credits of approximately $5.2 million and $3.7 million as of December 31, 2020 and 2019, which are available to offset future taxes that expire at various dates through 2040. A portion of these Federal NOLs and credits can only be used to offset the profits from the Company’s subsidiaries who file separate Federal tax returns. These NOLs and credits are subject to review and possible adjustment by the Internal Revenue Service.
The Company had Massachusetts net operating losses carry forwards (“NOLs”) of approximately $67.4 million, $273.0 million and $179.5 million for the years ended December 31, 2020, 2019 and 2018, respectively, which are available to offset future taxable income. These NOLs expire at various dates beginning in 2030. The Company had Massachusetts research and development tax credits of approximately $2.1 million, $1.6 million and $1.3 million for the years ended December 31, 2020, 2019 and 2018, respectively, which are available to offset future taxes and expire at various dates through 2035. These NOLs and credits are subject to review and possible adjustment by the Massachusetts Department of Revenue.
Utilization of the NOLs and research and development credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Company notes that a 382 analysis was performed through December 31, 2020. The results of this analysis concluded that certain net operating losses were subject to limitation under Section 382 of the Internal Revenue Code. None of the Company’s tax attributes which are subject to a restrictive Section 382 limitation have been recognized in the financial statements.
Uncertain Tax Positions
The Company has no uncertain tax positions as of December 31, 2020. U.S. corporations are routinely subject to audit by federal and state tax authorities in the normal course of business.